Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Mar. 30, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Insurance maximum amount	$ 1,000,000
Total debt outstanding	542,849		$ 530,120
Bergen [Member] | Loan Agreement With Nordea [Member]
Loss Contingencies [Line Items]
Loan amount		$ 15,400
Total debt outstanding	$ 15,400